Provisions for pensions and similar obligations (Details 17)	12 Months Ended
Dec. 31, 2018
Cabesp
Duration of the actuarial liabilities of the plans - Other Similar Obligations
Plans	14.16
Bandepe
Duration of the actuarial liabilities of the plans - Other Similar Obligations
Plans	14.73
Free Clinic
Duration of the actuarial liabilities of the plans - Other Similar Obligations
Plans	11.04
Lifetime officers
Duration of the actuarial liabilities of the plans - Other Similar Obligations
Plans	8.63
Circulars - Banco ABN Amro
Duration of the actuarial liabilities of the plans - Other Similar Obligations
Plans	11.72
Circulars - Banco Real
Duration of the actuarial liabilities of the plans - Other Similar Obligations
Plans	10.68
Life Insurance
Duration of the actuarial liabilities of the plans - Other Similar Obligations
Plans	7.82